17 Braskem Idesa Financing (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
Braskem Idesa borrowings	R$ 12,059,238	R$ 9,981,726
Braskem Idesa borrowings, current	7,660,128	744,408
Braskem Idesa borrowings, non current	4,399,110	9,237,318
Project finance I [member]
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
Principal amount	700,000
Outstanding amount	R$ 467,519
Maturity	February 2027
Charges (% per year)	US dollar exchange variation + quarterly Libor + 3.25
Braskem Idesa borrowings	R$ 2,444,515	2,149,002
Project finance II [member]
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
Principal amount	210,000
Outstanding amount	R$ 131,591
Maturity	February 2027
Charges (% per year)	US dollar exchange variation + 6.17
Braskem Idesa borrowings	R$ 690,311	608,260
Project finance III [member]
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
Principal amount	600,000
Outstanding amount	R$ 409,870
Maturity	February 2029
Charges (% per year)	US dollar exchange variation + 4.33
Braskem Idesa borrowings	R$ 2,145,326	1,849,896
Project finance IV [member]
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
Principal amount	660,000
Outstanding amount	R$ 462,463
Maturity	February 2029
Charges (% per year)	US dollar exchange variation + quarterly Libor + 3.88
Braskem Idesa borrowings	R$ 2,419,920	2,078,545
Bond [member]
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
Principal amount	900,000
Outstanding amount	R$ 900,000
Maturity	November 2029
Charges (% per year)	Us dollar exchange variation + 7.45
Braskem Idesa borrowings	R$ 4,729,587	3,640,381
Transactions costs [member]
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
Braskem Idesa borrowings	(370,421)	(344,358)
Project finance [member]
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
Principal amount	2,170,000
Outstanding amount	1,471,443
Braskem Idesa borrowings	R$ 7,700,072	R$ 6,685,703